Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 606,850	$ 420,675
Production costs	(329,810)	(245,111)
Depletion and depreciation	(106,157)	(98,719)
Cost of sales	(435,967)	(343,830)
Income from mine operations	170,883	76,845
General and administrative expenses	(30,929)	(32,941)
Exploration, evaluation and reclamation expenses	(17,616)	(14,009)
Operating income	122,338	29,895
Interest and other finance income	11,910	11,761
Interest expense and other finance costs	(31,598)	(33,630)
Loss on redemption of convertible debt	(5,423)	0
Other (expense) income	(5,739)	(9,092)
Foreign exchange (loss) gain	(5,359)	9,156
Income before income taxes	86,129	8,090
Income tax expense	(30,372)	(8,121)
Net income (loss)	55,757	(31)
Attributable to:
Equity holders of SSR Mining	57,315	6,379
Non-controlling interest	$ (1,558)	$ (6,410)
Net income per share attributable to equity holders of SSR Mining
Basic (usd per share)	$ 0.47	$ 0.05
Diluted (usd per share)	$ 0.47	$ 0.05